REMUNERATIONS TO AUDITORS (Details) - Ernst & Young AB - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Remunerations To Auditors [Line Items]
Auditing	kr 1,733	kr 1,729	kr 1,390
Auditing activities in addition to auditing	1,200	800	2,459
Tax consulting	0	10	32
Other services	19	59	131
Total	kr 2,952	kr 2,598	kr 4,012